Concentration Risks (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Institutions	Dec. 31, 2018 USD ($) Institutions	Dec. 31, 2017 USD ($)
Concentration Risk [Line Items]
Revenues	$ 1,845,447,000	$ 1,812,827,000	$ 1,769,589,000
TLBB [Member]
Concentration Risk [Line Items]
Revenues	215,200,000
Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Revenues	101,100,000
Customer Risk [Member] | Total Revenue [Member]
Concentration Risk [Line Items]
Revenues from customers that individually represent greater than 10% of total advertising revenues	$ 0	$ 0	$ 0
Product Risk [Member] | Total Revenue [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	12.00%
Product Risk [Member] | Total Revenue [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	5.00%
Product Risk [Member] | Total Revenue [Member] | Changyou [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	47.00%
Product Risk [Member] | Total Revenue [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	22.00%
Product Risk [Member] | Online Game Revenue [Member] | Changyou [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	49.00%
Product Risk [Member] | Online Game Revenue [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	23.00%
Credit risk [Member] | Cash and cash equivalents and short-term investments [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	64.00%	60.00%
Number of financial institutions cash and cash equivalents concentrated held in | Institutions	23	17
Maximum percentage of Sohu's cash and bank deposits in any single financial institution	24.00%	35.00%